Leases - Schedule of Future Minimum Payments Under Finance Lease (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Future Minimum Payments Under Finance Lease Abstract
Year ending December 31, 2025 (Remaining three months)	$ 197,424
Total future minimum lease payments	197,424	$ 380,242
Less imputed interest	(13,318)	(51,409)
Present value of payments	$ 184,106	$ 328,833	$ 0